Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Schedule of Defined Benefit Plans

in USD ‘000	2020	2019
Change in defined benefit obligation
Defined benefit obligation at January 1,	(24,705)	(14,502)
Current service cost	(1,864)	(1,269)
Interest cost	(46)	(140)
Net benefits paid	4,643	(4,071)
Currency translation effects	(2,208)	(536)
Remeasurements:
Impact of plan amendment	—	527
Effect of changes in demographic assumptions	510	366
Effect of changes in financial assumptions	(418)	(3,037)
Effect in experience assumptions	840	(2,043)
Defined benefit obligation at December 31,	(23,248)	(24,705)

Schedule of Fair Value of Plan Assets

in USD ‘000	2020	2019
Change in plan assets
Fair value of plan assets at January 1,	16,759	10,955
Interest income	31	115
Employer contributions	703	622
Employee contributions	703	622
Net benefits paid	(4,643)	4,071
Currency translation effects	1,427	354
Remeasurements: return on plan assets (excluding interest income)	50	20
Fair value of plan assets at December 31,	15,030	16,759

Summary of Components of Defined Benefit Cost

	Year ended December 31,
in USD ‘000	2020	2019
Components of defined benefit cost
Current service cost	1,864	1,269
Interest expense on defined benefit obligation	46	140
Interest income on plan assets	(31)	(115)
Employee contributions	(703)	(622)
Impact of plan amendment	—	(527)
Total included in staff costs (note 16)	1,176	145

Summary of Remeasurement Components Recognized in Other Comprehensive Loss

	Year ended December 31,
in USD ‘000	2020	2019
Remeasurements recognized in other comprehensive loss
Effect of changes in demographic assumptions	510	366
Effect of changes in financial assumptions	(418)	(3,037)
Effect in experience assumptions	840	(2,043)
Return on plan assets (excluding interest income)	50	20
Total remeasurements recognized as other comprehensive loss	982	(4,694)
Cumulative amount of remeasurements immediately recognized in other comprehensive loss	(7,837)	(8,819)

Summary of Amounts Recognized in Statement of Financial Position

	As at December 31,
in USD ‘000	2020	2019
Amounts recognized in the statement of financial position
Defined benefit obligation	(23,248)	(24,705)
Fair value of plan assets	15,030	16,759
Net liability	(8,218)	(7,946)

Summary of Net Defined Benefit Liability

in USD ‘000	2020	2019
Change in defined benefit liability
Net defined benefit liability at January 1,	(7,946)	(3,547)
Defined benefit cost included in statement of comprehensive loss	(1,176)	(145)
Total remeasurements included in other comprehensive loss	982	(4,694)
Employer contributions	703	622
Currency translation effects	(781)	(182)
Net defined benefit liability at December 31,	(8,218)	(7,946)

Summary of Percentage of Assets Amount Contributed to Fair Value of Plan Assets	The detailed structures and assets held at December 31, 2019, are as follows:

Plan assets	As at December 31, 2019
Cash	0.8%
Bonds	62.5%
Shares	12.1%
Real estate	16.6%
Mortgages	8.0%
Alternative investments	0%
Total	100.0%

Summary of Principal Actuarial Assumptions	The principal actuarial assumptions used were as follows:

	2020	2019
Discount rate	0.10%	0.20%
Salary increase (including inflation)	1.00%	1.00%
Rate of pension increases	0.25%	0.25%
Post-employment mortality table	LPP 2020 G	LPP 2015 G

Summary of Sensitivity Analysis of Group Defined Obligation	Sensitivity analysis illustrates the sensitivity of the Group defined benefit obligation at December 31, 2020 by varying the discount rate and the salary increase rate by plus / minus 50 basis points:

in USD ‘000	Discount rate	Discount rate	Salary increase	Salary increase	Rate of pension increase	Rate of pension increase
Sensitivity analysis	plus 50bps	minus 50bps	plus 50bps	minus 50bps	plus 25bps	minus 25bps
Discount rate	0.60%	(0.40)%	0.10%	0.10%	0.10%	0.10%
Salary increase	1.00%	1.00%	1.50%	0.50%	1.00%	1.00%
Rate of pension increases	0.25%	0.25%	0.25%	0.25%	0.50%	0.00%
Defined benefit obligation	(21,223)	(25,594)	(23,305)	(23,195)	(23,809)	(22,717)

Average duration of the defined benefit obligation					2020	2019
Duration in years					18.7	20.2